Summary of Significant Accounting Policies - Property and Equipment, Net and Impariment of Long-Lived Assets (Details) - Archer Aviation Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets
Impairment of long-lived assets	$ 0	$ 0	$ 0
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years	5 years
Computer hardware
Property, Plant and Equipment [Line Items]
Useful Life (in years)	3 years	3 years
Computer software
Property, Plant and Equipment [Line Items]
Useful Life (in years)	3 years	3 years
Website design
Property, Plant and Equipment [Line Items]
Useful Life (in years)	2 years	2 years